Note 16 - American Depositary Shares ("ADS") Plan	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
16.	AMERICAN DEPOSITARY SHARES ("ADS") PLAN

In October 2005, the Group issued 2,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 400,000 ADSs for purposes of future exercise of share options by employees.

As of December 31, 2006, all 400,000 ADSs had been issued to employees who exercised their options. In January 2006, the Group issued 3,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 600,000 ADSs for purposes of future exercise of share options by employees.

As of December 31, 2007, 905,256 American depositary shares ("ADSs") had been issued to employees and the remaining 94,744 ADSs continued to be held by the Group for future exercises. These 94,744 ADSs represent 473,720 ordinary shares of the Group.

As of December 31, 2008, the remaining ADSs carried from 2007 were used for option exercise. No ADS is outstanding for potential option exercises.

In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares.

In June 2010, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014.